Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Other Intangible Assets, Net [Abstract]
Schedule of other intangible assets, net

	December 31, 2014	December 31, 2013	Weighted average amortization period

Cost:
Brand name	$670	$670	4.1
Customer list	2,450	2,450	2.5

	3,120	3,120
Accumulated amortization:
Brand name	600	539
Customer list	2,450	2,405

	3,050	2,944

Amortized cost	$70	$176